COMPARATIVE FIGURES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COMPARATIVE FIGURES

18. COMPARATIVE FIGURES

The Company has adjusted the comparative figures in the Consolidated Statements of Operations and Comprehensive Loss for the three and nine months ended September 30, 2024, due to the reclassification of certain items from selling, general and administrative expenses to cost of revenue to conform with the current period presentation. For the three-month period, cost of revenue was adjusted from $48,773 to $493,630 and selling, general and administrative expenses from $792,496 to $347,639. For the nine-month period, cost of revenue was adjusted from $149,198 to $1,479,636, and selling, general and administrative expenses from $2,300,017 to $969,579. These restatements have no impact on the accumulated deficit as at September 30, 2025, or on the net income for the period then ended.

18. COMPARATIVE FIGURES

The Company has adjusted the comparative figures of cost of revenue and selling, general and administrative expenses in Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2023 from $105,547 to $1,708,334 and from $2,901,636 to $1,298,849 respectively, due to the reclassification of certain items from selling, general and administrative expenses to cost of revenue to conform with current year presentation. The restatements do not have any impact to the accumulated deficit as at December 31, 2023 and net income for the year then ended.